Software technology development costs (Tables)	3 Months Ended
Mar. 31, 2024
Research and Development [Abstract]
Schedule of Expense of Development Costs

	March 31, 2024	March 31, 2023
Opening total software technology development costs	$16,055,557	$13,056,478

Software technology development during the period	889,440	744,333
Closing total software technology development costs	$16,944,997	$13,800,811